UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

	Leuthold Asset Allocation Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

				Shares		Value
	COMMON STOCKS - 60.75%
	Aerospace & Defense - 1.50%
Boeing Co.				69,884		$2,970,070
	Lockheed Martin Corp.			30,112		2,428,533
Raytheon Co.				127,938		5,684,285
	United Technologies Corp.			118,566		6,160,690
						17,243,578
Airlines - 0.38%
	Allegiant Travel Co. (a)			110,491		4,379,863

	Biotechnology - 0.42%
	Amgen, Inc. (a)			91,792		4,859,468

	Chemicals - 1.39%
	China Bluechemical Ltd. (c)			4,850,000		2,547,016
Lubrizol Corp.				31,583		1,494,192
Mosaic Co.				94,008		4,164,554
	NewMarket Corp.			81,830		5,509,614
	RPM International, Inc.			157,529		2,211,707
						15,927,083
	Commercial Banks - 0.92%
BB&T Corp.				168,463		3,702,817
	PNC Financial Services Group, Inc.			38,153		1,480,718
US Bancorp				302,360		5,418,291
						10,601,826
	Commercial Services & Supplies - 0.56%
	Career Education Corp. (a)			220,981		5,500,217
	Healthcare Services Group			55,393		990,427
						6,490,644
	Communications Equipment - 0.69%
	Avocent Corp. (a)			167,884		2,343,661
	Cisco Systems, Inc. (a)			300,132		5,594,460
						7,938,121
	Computers & Peripherals - 1.37%
	Hewlett-Packard Co.			165,252		6,386,990
	International Business Machines Corp.			54,395		5,679,926
NCR Corp. (a)				84,405		998,511
QLogic Corp. (a)				219,083		2,777,972
						15,843,399
	Construction & Engineering - 0.36%
China Communications Construction Co., Ltd. (c)				3,518,000		4,112,629

	Construction Materials - 0.54%
	Anhui Conch Cement Co., Ltd. (c)			690,000		4,318,037
CRH PLC - ADR				58,464		1,346,426
	Semen Gresik Persero Tbk PT (a)(c)			1,021,000		490,120
						6,154,583
	Consumer Finance - 0.27%
	First Cash Financial Services, Inc. (a)			175,085		3,067,489

	Containers & Packaging - 0.13%
	Packaging Corp of America			90,161		1,460,608

	Diversified Consumer Services - 0.84%
	Apollo Group, Inc. - Class A (a)			71,394		$5,077,541
	ITT Educational Services, Inc. (a)			45,896		4,619,892
						9,697,433
	Diversified Financial Services - 0.56%
	JPMorgan Chase & Co.			189,839		6,475,408

	Diversified Telecommunication Services - 1.49%
China Communications Services Corp. Ltd. (c)				6,384,000		3,945,698
	Chunghwa Telecom Co. Ltd. - ADR			143,818		2,851,911
	Nippon Telegraph & Telephone Corp. - ADR			226,081		4,600,748
	Qwest Communications International			1,378,583		5,721,120
						17,119,477
	Electric Utilities - 0.79%
Cleco Corp.				79,285		1,777,570
	Duke Energy Corp.			77,955		1,137,363
	Enersis SA - ADR			87,500		1,616,125
	Westar Energy, Inc.			242,719		4,555,836
						9,086,894
	Electrical Equipment - 0.13%
	Thomas & Betts Corp. (a)			51,661		1,490,936

Electronic Equipment, Instruments & Components - 1.54%
	Byd Co. Ltd. (a)(c)			1,279,500		5,068,438
	SYNNEX Corp. (a)			261,748		6,541,083
	Tech Data Corp. (a)			186,984		6,116,247
						17,725,768
	Energy Equipment & Services - 1.34%
	Nabors Industries Ltd. (a)(c)			229,901		3,581,858
	Rowan Companies, Inc.			177,459		3,428,508
Tidewater, Inc.				126,839		5,437,588
	Transocean Ltd. (a)(c)			39,715		2,950,427
						15,398,381
	Food & Staples Retailing - 0.45%
	Wal-Mart Stores, Inc.			107,091		5,187,488

	Food Products - 1.66%
	Bunge Ltd. (c)			46,483		2,800,601
	Chaoda Modern Agriculture (c)			4,656,000		2,733,505
	China Huiyuan Juice Group Ltd. (c)			5,787,000		4,099,410
	Golden Agri-Resources Ltd. (c)			15,280,000		4,008,837
	Lancaster Colony Corp.			124,089		5,468,602
						19,110,955
	Gas Utilities - 0.84%
	New Jersey Resources Corp.			113,890		4,218,486
UGI Corp.				212,482		5,416,166
						9,634,652
	Health Care Equipment & Supplies - 0.63%
	Mindray Medical International Ltd. - ADR			146,617		4,093,547
Shandong Weigao Group Medical Polymer Co. Ltd. (c)				800,000		2,054,180
	Syneron Medical Ltd. (a)(c)			144,831		1,045,680
						7,193,407
	Health Care Providers & Services - 3.33%
	AmerisourceBergen Corp.			305,974		5,427,979
Chemed Corp.				67,994		2,684,403
	Emergency Medical Services Corp. - Class A (a)			86,693		3,192,036
	Express Scripts, Inc. (a)			100,291		6,895,006
Humana, Inc. (a)				181,885		5,867,610
	Laboratory Corp of America Holdings (a)			88,392		5,992,094
	Medco Health Solutions, Inc. (a)			124,089		5,659,699
	UnitedHealth Group, Inc.			40,843		$1,020,258
	Wellpoint, Inc. (a)			29,274		1,489,754
						38,228,839
	Health Care Technology - 0.66%
	Cerner Corp. (a)			122,390		7,623,673

	Hotels, Restaurants & Leisure - 0.45%
	Darden Restaurants, Inc.			158,087		5,213,709

	Household Durables - 0.29%
	Sony Corp. - ADR			130,252		3,368,317

	Industrial Conglomerates - 0.96%
3M Co.				27,566		1,656,716
	Guangdong Investment Ltd. (c)			7,376,000		3,635,631
	Tyco International Ltd. (c)			222,452		5,779,303
						11,071,650
Insurance - 0.63%
	American Financial Group, Inc.			129,008		2,783,993
	China Life Insurance Co. Ltd. (c)			1,199,000		4,409,197
						7,193,190
	Internet Software & Services - 1.38%
	Akamai Technologies, Inc. (a)			237,980		4,564,457
	Baidu.com - ADR (a)			16,134		4,857,786
	Netease.com - ADR (a)			181,885		6,398,714
						15,820,957
	IT Services - 2.73%
	Accenture Ltd. - Class A (c)			193,784		6,484,013
	Broadridge Financial Solutions, Inc.			294,075		4,875,763
	Computer Sciences Corp. (a)			132,189		5,855,973
	CSG Systems International Inc. (a)			185,284		2,453,160
	Metavante Technologies, Inc. (a)			215,882		5,582,709
	Western Union Co.			370,568		6,077,315
						31,328,933
	Leisure Equipment & Products - 0.48%
Hasbro, Inc.				226,081		5,480,203

	Machinery - 2.39%
	Bucyrus International, Inc.			334,988		9,567,257
Caterpillar, Inc.				137,281		4,535,764
Deere & Co.				141,562		5,655,402
	United Tractors Tbk PT (c)			3,026,500		2,950,152
	Watts Water Technologies, Inc. - Class A			58,025		1,249,859
	Weichai Power Co. (c)			1,041,000		3,452,068
						27,410,502
Marine - 0.31%
China Shipping Development Co., Ltd. (c)				2,734,000		3,527,719

Media - 0.72%
	BEC World (c)			2,547,500		1,562,746
	Marvel Entertainment, Inc. (a)			188,684		6,715,263
						8,278,009
	Metals & Mining - 3.77%
	Allegheny Technologies, Inc.			54,120		1,890,412
	BHP Billiton Ltd. - ADR			190,099		10,404,118
	Cia Siderurgica Nacional SA - ADR			95,686		2,138,582
	Freeport-McMoran Copper & Gold, Inc.			239,765		12,014,624
	Gold Fields Ltd. - ADR			496,358		5,981,114
	Harmony Gold Mining Co., Ltd. - ADR (a)			557,553		5,753,947
Nucor Corp.				114,083		5,068,708
						43,251,505
	Multi-Utilities - 0.20%
PG&E Corp.				20,711		$796,131
Sempra Energy				29,202		1,449,295
						2,245,426
	Multiline Retail - 0.64%
	Family Dollar Stores, Inc.			161,486		4,570,054
	Golden Eagle Retail Group Ltd. (c)			1,627,000		1,889,407
	New World Department Store China Ltd. (c)			1,220,000		920,897
						7,380,358
	Oil, Gas & Consumable Fuels - 3.57%
	Anadarko Petroleum Corp.			119,521		5,425,058
	Banpu Public Co. (c)			525,400		5,166,099
	Devon Energy Corp.			123,050		6,706,225
	Occidental Petroleum Corp.			123,628		8,135,959
Sunoco, Inc.				142,788		3,312,681
Tesoro Corp.				343,371		4,371,113
	Tsakos Energy Navigation Ltd. (c)			140,463		2,267,073
	XTO Energy, Inc.			146,971		5,605,474
						40,989,682
	Pharmaceuticals - 4.30%
	AstraZeneca PLC - ADR			226,916		10,016,072
	Bristol-Myers Squibb Co.			303,582		6,165,750
	King Pharmaceuticals, Inc. (a)			598,540		5,763,940
	Merck & Co., Inc.			78,620		2,198,215
	Novartis AG - ADR			26,236		1,070,167
	Sanofi-Aventis SA - ADR			245,506		7,239,972
Sepracor, Inc. (a)				390,340		6,760,689
	Viropharma, Inc. (a)			709,401		4,206,748
	Watson Pharmaceuticals, Inc. (a)			176,785		5,955,887
						49,377,440
	Professional Services - 0.15%
	MPS Group, Inc. (a)			220,095		1,681,526

	Real Estate Investment Trusts (REITs) - 4.82%
HCP, Inc.				64,331		1,363,174
	Health Care REIT, Inc.			42,868		1,461,799
	Host Hotels & Resorts, Inc.			482,711		4,049,945
	Nationwide Health Properties, Inc.			488,856		12,583,153
	New World Development Ltd. (c)			417,000		754,361
	Omega Healthcare Investors, Inc.			771,734		11,977,312
	Senior Housing Properties Trust			625,547		10,208,927
Ventas, Inc.				434,780		12,982,531
						55,381,202
	Road & Rail - 0.16%
	Guangshen Railway (c)			3,936,000		1,858,796

	Semiconductors & Semiconductor Equipment - 1.66%
Intel Corp.				520,488		8,614,077
	Texas Instruments, Inc.			490,694		10,451,782
						19,065,859
Software - 2.00%
Check Point Software Technologies (a)(c)				226,081		5,306,121
Microsoft Corp.				367,211		8,728,605
Oracle Corp.				314,473		6,736,012
	TeleCommunication Systems Inc. (a)			300,874		2,139,214
						22,909,952
	Specialty Retail - 2.61%
	Aeropostale, Inc. (a)			161,486		5,534,125
	AutoZone, Inc. (a)			32,297		4,880,400
	Best Buy Co., Inc.			152,987		5,123,535
	Gamestop Corp. - Class A (a)			215,882		4,751,563
	O'Reilly Automotive, Inc. (a)			113,890		$4,336,931
	Rent-A-Center, Inc. (a)			300,874		5,364,583
						29,991,137
	Textiles, Apparel & Luxury Goods - 1.02%
	Carter's, Inc. (a)			239,680		5,898,525
	Li Ning Co., Ltd. (c)			1,958,000		5,772,905
						11,671,430
Tobacco - 0.56%
	Philip Morris International, Inc.			146,188		6,376,721

	Transportation Infrastructure - 0.43%
	Jasa Marga PT (c)			8,255,000		1,253,515
	Zhejiang Expressway Co., Ltd. (c)			4,703,000		3,732,034
						4,985,549
	Wireless Telecommunication Services - 1.73%
	China Unicom (c)			3,019,000		3,996,741
	Globe Telecom, Inc. (c)			37,220		734,732
	Turkcell Iletisim Hizmet AS - ADR			426,664		5,913,563
	Vimpel-Communications - ADR (a)			786,083		9,252,197
						19,897,233
	TOTAL COMMON STOCKS (Cost $684,395,036)					$697,809,607

	INVESTMENT COMPANIES - 24.14%
	Exchange Traded Funds - 7.93%
	Central Europe & Russia Fund			45,509		1,016,216
	iShares FTSE/Xinhua China 25 Index Fund			968,423		37,158,391
	iShares MSCI Brazil Index Fund			79,202		4,195,330
	iShares MSCI Emerging Markets Index Fund			348,817		11,242,372
	iShares MSCI Malaysia Index Fund			392,872		3,496,561
	iShares MSCI Singapore Index Fund			394,625		3,559,518
	iShares MSCI South Africa Index Fund			46,109		2,179,572
	iShares MSCI South Korea Index Fund			201,697		7,017,039
	iShares MSCI Taiwan Index Fund			205,205		2,070,518
	iShares S&P Latin America 40 Index Fund			213,545		7,418,553
	Market Vectors Russia ETF			488,390		10,197,583
	SPDR S&P Emerging Middle East & Africa ETF (e)			30,697		1,581,509
						91,133,162
	Mutual Funds - 16.21%
	Fidelity China Region Fund			594,432		13,838,367
	Fidelity High Income Fund			5,210,865		37,935,098
	ING Russia Fund - Class A (e)			249,198		5,387,671
	Matthews China Fund			737,786		14,888,516
	Matthews India Fund			386,962		4,748,023
	Northern High Yield Fixed Income Fund (e)			5,167,672		32,711,362
	T Rowe Price High Yield Fund			5,265,164		29,537,571
US Global Investors Funds: Eastern European Fund (a)(e)				1,415,596		9,484,494
	Vanguard High-Yield Corporate Fund			7,704,341		37,674,229
						186,205,331
TOTAL INVESTMENT COMPANIES (Cost $282,479,437)						$277,338,493

	EXCHANGE TRADED NOTES - 0.47%
	iPath MSCI India Index ETN (a)(c)			111,518		5,459,921
TOTAL EXCHANGE TRADED NOTES (Cost $7,061,727)						$5,459,921

	PRECIOUS METALS - 2.59%
	Leuthold Asset Allocation, Ltd. (d)			1		29,722,474
	TOTAL PRECIOUS METALS (Cost $28,043,904)					$29,722,474
				Principal
				Amount		Value
	CORPORATE BONDS - 3.64%
	Capital Markets - 1.15%
	Morgan Stanley
	6.600%, 04/01/2012			$12,500,000		$13,234,450
	Consumer Finance - 0.63%
American Express Credit Corp. MTN Series C
	7.300%, 08/20/2013			7,000,000		7,277,963
	Diversified Financial Services - 1.86%
	Bank of America Corporation
	4.875%, 01/15/2013			10,712,000		10,583,135
	Merrill Lynch & Co. MTN Series C
	6.050%, 08/15/2012			10,697,000		10,725,272
						21,308,407
	TOTAL CORPORATE BONDS (Cost $41,640,916)					$41,820,820

	FOREIGN GOVERNMENT BONDS - 6.78%
	Republic of Brazil
	12.500%, 01/05/2022 (c)		BRL	137,452,000		77,862,577
TOTAL FOREIGN GOVERNMENT BONDS (Cost $75,093,354)						$77,862,577

				Shares		Value
	SHORT TERM INVESTMENTS - 1.22%
	Money Market Funds - 1.22%
Fidelity Institutional Money Market Fund - Government Portfolio
0.250% (b)				14,021,228		$14,021,228
TOTAL SHORT TERM INVESTMENTS (Cost $14,021,228)						$14,021,228
	Total Investments (Cost $1,132,735,602) - 99.59%					$1,144,035,120
	Other Assets in Excess of Liabilities - 0.41%					4,695,710
	TOTAL NET ASSETS - 100.00%					$1,148,730,830

Percentages are stated as a percent of net assets.
BRL	Brazilian Real
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at June 30, 2009.
(c)	Foreign issued security.
(d)	Wholly owned exempted company incorporated in the Cayman Islands. Underlying holdings as of June 30, 2009 were as follows:
		Ounces	Value
	Gold	24,994	$ 23,351,894
	Silver	457,000	6,370,580
			$ 29,722,474
(e)	A portion of this security is considered illiquid. The market value of these securities total $21,520,441, which represents 1.87% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2009, was as follows*:

	Leuthold Asset Allocation Fund
	Cost of investments				$ 1,132,735,602
	Gross unrealized appreciation				93,012,609
	Gross unrealized depreciation				(81,713,091)
	Net unrealized appreciation				$ 11,299,518

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	Summary of Fair Value Exposure at June 30, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

		Level 1	Level 2	Level 3	Total
	Common Stocks
	Aerospace & Defense	$ 17,243,578	$ -	$ -	$ 17,243,578
	Airlines	4,379,863	-	-	4,379,863
	Biotechnology	4,859,468	-	-	4,859,468
	Chemicals	15,927,083	-	-	15,927,083
	Commercial Banks	10,601,826	-	-	10,601,826
	Commercial Services & Supplies	6,490,644	-	-	6,490,644
	Communications Equipment	7,938,121	-	-	7,938,121
	Computers & Peripherals	15,843,399	-	-	15,843,399
	Construction & Engineering	4,112,629	-	-	4,112,629
	Construction Materials	6,154,583	-	-	6,154,583
	Consumer Finance	3,067,489	-	-	3,067,489
	Containers & Packaging	1,460,608	-	-	1,460,608
	Diversified Consumer Services	9,697,433	-	-	9,697,433
	Diversified Financial Services	6,475,408	-	-	6,475,408
	Diversified Telecommunications
	Services	17,119,477	-	-	17,119,477
	Electric Utilities	9,086,894	-	-	9,086,894
	Electrical Equipment	1,490,936	-	-	1,490,936
	Electronic Equipment,
	Instruments & Components	17,725,768	-	-	17,725,768
	Energy Equipment & Services	15,398,381	-	-	15,398,381
	Food & Staples Retailing	5,187,488	-	-	5,187,488
	Food Products	19,110,955	-	-	19,110,955
	Gas Utilities	9,634,652	-	-	9,634,652
	Health Care Equipment & Supplies	7,193,407	-	-	7,193,407
	Health Care Providers & Services	38,228,839	-	-	38,228,839
	Health Care Technology	7,623,673	-	-	7,623,673
	Hotels, Restaurants & Leisure	5,213,709	-	-	5,213,709
	Household Durables	3,368,317	-	-	3,368,317
	Industrial Conglomerates	11,071,650	-	-	11,071,650
	Insurance	7,193,190	-	-	7,193,190
	Internet Software & Services	15,820,957	-	-	15,820,957
	IT Services	31,328,933	-	-	31,328,933
	Leisure Equipment & Products	5,480,203	-	-	5,480,203
	Machinery	27,410,502	-	-	27,410,502
	Marine	3,527,719	-	-	3,527,719
	Media	8,278,009	-	-	8,278,009
	Metals & Mining	43,251,505	-	-	43,251,505
	Multi-Utilities	2,245,426	-	-	2,245,426
	Multiline Retail	7,380,358	-	-	7,380,358
	Oil, Gas & Consumable Fuels	40,989,682	-	-	40,989,682
	Pharmaceuticals	49,377,440	-	-	49,377,440
	Professional Services	1,681,526	-	-	1,681,526
	Real Estate Investment Trusts
	(REITs)	55,381,202	-	-	55,381,202
	Road & Rail	1,858,796	-	-	1,858,796
	Summary of Fair Value Exposure at June 30, 2009 (continued)

	Equity (continued)	Level 1	Level 2	Level 3	Total
	Semiconductors & Semiconductor
	Equipment	$ 19,065,859	$ -	$ -	$ 19,065,859
	Software	22,909,952	-	-	22,909,952
	Specialty Retail	29,991,137	-	-	29,991,137
	Textiles, Apparel & Luxury Goods	11,671,430	-	-	11,671,430
	Tobacco	6,376,721	-	-	6,376,721
	Transportation Infrastructure	4,985,549	-	-	4,985,549
	Wireless Telecommunication
	Services	19,897,233	-	-	19,897,233
	Total Common Stocks	697,809,607	-	-	697,809,607

	Exchange Traded Funds	90,116,946	-	-	90,116,946

	Mutual Funds	1,016,216	186,205,331	-	187,221,547

	Exchange Traded Notes	5,459,921	-	-	5,459,921

	Precious Metals	-	29,722,474	-	29,722,474

	Fixed Income				-
	Corporate Bonds	-	41,820,820	-	41,820,820
	Foreign Government Bonds	-	77,862,577	-	77,862,577
	Total Fixed Income	-	119,683,397	-	119,683,397

	Money Market Funds	14,021,228	-	-	14,021,228

	Total Investments in Securities	$ 808,423,918	$ 335,611,202	$ -	$ 1,144,035,120

	Leuthold Select Equities Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

				Shares		Value
	COMMON STOCKS - 97.10%
	Airlines - 1.51%
	Allegiant Travel Co. (a)			4,462		$176,874

	Biotechnology - 1.68%
	Amgen, Inc. (a)			3,703		196,037

	Chemicals - 1.96%
	NewMarket Corp.			3,397		228,720

	Commercial Services & Supplies - 1.73%
	Career Education Corp. (a)			8,125		202,231

	Computers & Peripherals - 1.93%
	International Business Machines Corp.			2,162		225,756

	Consumer Finance - 1.04%
	First Cash Financial Services, Inc. (a)			6,911		121,081

	Diversified Consumer Services - 3.17%
	Apollo Group, Inc. - Class A (a)			2,730		194,157
	ITT Educational Services, Inc. (a)			1,754		176,558
						370,715
	Diversified Telecommunication Services - 3.62%
Nippon Telegraph & Telephone Corp. - ADR				8,771		178,490
	Qwest Communications International			58,860		244,269
						422,759
Electronic Equipment, Instruments & Components - 2.11%
	Tech Data Corp. (a)			7,556		247,157

	Food & Staples Retailing - 1.86%
	Wal-Mart Stores, Inc.			4,482		217,108

	Food Products - 1.90%
	Lancaster Colony Corp.			5,040		222,113

	Gas Utilities - 3.23%
	New Jersey Resources Corp.			4,289		158,865
UGI Corp.				8,576		218,602
						377,467
	Health Care Providers & Services - 12.22%
	AmerisourceBergen Corp.			12,777		226,664
Chemed Corp.				2,617		103,319
	Emergency Medical Services Corp. - Class A (a)			2,923		107,625
	Express Scripts, Inc. (a)			4,067		279,606
Humana, Inc. (a)				7,321		236,176
	Laboratory Corp of America Holdings (a)			3,722		252,314
	Medco Health Solutions, Inc. (a)			4,873		222,258
						1,427,962
	Health Care Technology - 2.59%
	Cerner Corp. (a)			4,852		302,231

	Hotels, Restaurants & Leisure - 1.79%
	Darden Restaurants, Inc.			6,363		209,852

	Internet Software & Services - 3.75%
	Akamai Technologies, Inc. (a)			9,536		182,901
	Netease.com - ADR (a)			7,247		254,949
						437,850
	IT Services - 8.79%
	Accenture Ltd. - Class A (c)			7,602		254,363
	Broadridge Financial Solutions, Inc.			11,729		194,467
	CSG Systems International Inc. (a)			7,774		102,928
	Metavante Technologies, Inc. (a)			8,695		224,853
Western Un Co.				15,266		250,362
						1,026,973
	Leisure Equipment & Products - 1.90%
Hasbro, Inc.				9,181		222,547

Media - 2.35%
	Marvel Entertainment, Inc. (a)			7,716		274,612

	Metals & Mining - 4.09%
	Gold Fields Ltd. - ADR			20,445		246,362
	Harmony Gold Mining Co., Ltd. - ADR (a)			22,422		231,395
						477,757
	Multiline Retail - 1.59%
	Family Dollar Stores, Inc.			6,578		186,157

	Oil, Gas & Consumable Fuels - 2.70%
	Kinder Morgan Fractional Share (a)			76,388		0
Sunoco, Inc.				5,849		135,697
Tesoro Corp.				14,156		180,206
						315,903
	Pharmaceuticals - 8.30%
	AstraZeneca PLC - ADR			5,975		263,736
	Bristol-Myers Squibb Co.			10,331		209,823
	Sanofi-Aventis SA - ADR			8,566		252,611
	Watson Pharmaceuticals, Inc. (a)			7,236		243,781
						969,951
Software - 4.69%
Check Point Software Technologies (a)(c)				9,195		215,807
Oracle Corp.				11,500		246,330
	Telecommunication Systems, Inc. - Class A (a)			12,143		86,337
						548,474
	Specialty Retail - 10.29%
	Aeropostale, Inc. (a)			6,471		221,761
	AutoZone, Inc. (a)			1,291		195,083
Best Buy Co, Inc.				6,171		206,667
	Gamestop Corp. - Class A (a)			8,597		189,220
	O'Reilly Automotive, Inc. (a)			4,600		175,168
	Rent-A-Center, Inc. (a)			12,072		215,244
						1,203,143
	Textiles, Apparel & Luxury Goods - 2.02%
	Carter's, Inc. (a)			9,581		235,788

Tobacco - 2.27%
	Philip Morris International, Inc.			6,084		265,384

	Wireless Telecommunication Services - 2.02%
	Turkcell Iletisim Hizmet AS - ADR			17,041		$236,188
	TOTAL COMMON STOCKS (Cost $11,129,998)					$11,348,790

	SHORT TERM INVESTMENTS - 0.30%
	Money Market Funds - 0.30%
Fidelity Institutional Money Market Fund - Government Portfolio
0.250% (b)				34,536		34,536
TOTAL SHORT TERM INVESTMENTS (Cost $34,536)						$34,536
	Total Investments (Cost $11,164,534) - 97.40%					$11,383,326
	Other Assets in Excess of Liabilities - 2.60%					304,319
	TOTAL NET ASSETS - 100.00%					$11,687,645

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at June 30, 2009.
(c)	Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2009, was as follows*:

	Leuthold Select Equities Fund
	Cost of investments			$ 11,164,534
	Gross unrealized appreciation			836,234
	Gross unrealized depreciation			(617,442)
	Net unrealized appreciation			$ 218,792

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	Summary of Fair Value Exposure at June 30, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

		Level 1	Level 2	Level 3	Total
	Common Stocks
	Airlines	$ 176,874	$ -	$ -	$ 176,874
	Biotechnology	196,037	-	-	196,037
	Chemicals	228,720	-	-	228,720
	Commercial Services & Supplies	202,231	-	-	202,231
	Computers & Peripherals	225,756	-	-	225,756
	Consumer Finance	121,081	-	-	121,081
	Diversified Consumer Services	370,715	-	-	370,715
	Diversified Telecommunications
	Services	422,759	-	-	422,759
	Electronic Equipment,
	Instruments & Components	247,157	-	-	247,157
	Food & Staples Retailing	217,108	-	-	217,108
	Food Products	222,113	-	-	222,113
	Summary of Fair Value Exposure at June 30, 2009 (continued)

		Level 1	Level 2	Level 3	Total
	Common Stocks (continued)
	Gas Utilities	377,467	-	-	377,467
	Health Care Providers & Services	1,427,962	-	-	1,427,962
	Health Care Technology	302,231	-	-	302,231
	Hotels, Restaurants & Leisure	209,852	-	-	209,852
	Internet Software & Services	437,850	-	-	437,850
	IT Services	1,026,973	-	-	1,026,973
	Leisure Equipment & Products	222,547	-	-	222,547
	Media	274,612	-	-	274,612
	Metals & Mining	477,757	-	-	477,757
	Multiline Retail	186,157	-	-	186,157
	Oil, Gas & Consumable Fuels	315,903	-	-	315,903
	Pharmaceuticals	969,951	-	-	969,951
	Software	548,474	-	-	548,474
	Specialty Retail	1,203,143	-	-	1,203,143
	Textiles, Apparel & Luxury Goods	235,788	-	-	235,788
	Tobacco	265,384	-	-	265,384
	Wireless Telecommunication
	Services	236,188	-	-	236,188
	Total Common Stocks	11,348,790	-	-	11,348,790

	Money Market Funds	34,536	-	-	34,536

	Total Investments in Securities	$ 11,383,326	$ -	$ -	$ 11,383,326

Leuthold Undervalued & Unloved Fund
Schedule of Investments
June 30, 2009 (Unaudited)

			Shares		Value
COMMON STOCKS - 97.00%
Aerospace & Defense - 5.94%
Boeing Co.			2,416		$102,680
Lockheed Martin Corp.			1,041		83,957
Raytheon Co.			4,423		196,514
United Technologies Corp.			4,099		212,984
					596,135
Chemicals - 2.73%
Lubrizol Corp.			1,123		53,129
Mosaic Co.			3,250		143,975
RPM International, Inc.			5,446		76,462
					273,566
Commercial Banks - 3.65%
BB&T Corp.			5,824		128,012
PNC Financial Services Group, Inc.			1,319		51,190
U.S. Bancorp			10,453		187,318
					366,520
Commercial Services & Supplies - 0.34%
Healthcare Services Group			1,915		34,240

Communications Equipment - 2.74%
Avocent Corp. (a)			5,804		81,024
Cisco Systems, Inc. (a)			10,376		193,408
					274,432
Computers & Peripherals - 3.50%
Hewlett-Packard Co.			5,713		220,808
NCR Corp. (a)			2,918		34,520
QLogic Corp. (a)			7,574		96,038
					351,366
Construction Materials - 0.48%
CRH PLC - ADR			2,078		47,856

Containers & Packaging - 0.50%
Packaging Corp. of America			3,117		50,495

Diversified Financial Services - 2.23%
JPMorgan Chase & Co.			6,563		223,864

Diversified Telecommunication Services - 0.98%
Chunghwa Telecom Co., Ltd. - ADR			4,972		98,595

Electric Utilities - 3.09%
Cleco Corp.			2,741		61,453
Duke Energy Corp.			2,695		39,320
Enersis SA - ADR			3,025		55,872
Westar Energy, Inc.			8,174		153,426
					310,071
Electrical Equipment - 0.51%
Thomas & Betts Corp. (a)			1,786		51,544

Electronic Equipment, Instruments & Components - 2.26%
SYNNEX Corp. (a)			9,049		226,135

Energy Equipment & Services - 5.31%
Nabors Industries Ltd. (a)(c)			7,948		123,830
Rowan Companies, Inc.			6,135		118,528
Tidewater, Inc.			4,385		187,985
Transocean Ltd. (a)(c)			1,373		102,000
					532,343
Food Products - 0.97%
Bunge Ltd. (c)			1,607		$96,822

Health Care Equipment & Supplies - 0.36%
Syneron Medical Ltd. (a)(c)			5,007		36,151

Health Care Providers & Services - 0.88%
UnitedHealth Group, Inc.			1,412		35,272
Wellpoint, Inc. (a)			1,041		52,976
					88,248
Household Durables - 1.16%
Sony Corp. - ADR			4,503		116,448

Industrial Conglomerates - 2.60%
3M Co.			953		57,275
Tyco International Ltd. (c)			7,814		203,008
					260,283
Insurance - 0.96%
American Financial Group, Inc.			4,459		96,225

IT Services - 1.99%
Computer Sciences Corp. (a)			4,511		199,837

Machinery - 7.11%
Bucyrus International, Inc.			11,134		317,987
Caterpillar, Inc.			4,746		156,808
Deere & Co.			4,894		195,515
Watts Water Technologies, Inc. - Class A			2,006		43,209
					713,519
Metals & Mining - 10.86%
Allegheny Technologies, Inc.			1,871		65,354
BHP Billiton Ltd. - ADR			6,572		359,685
Companhia Siderurgica Nacional Sponsored - ADR			3,308		73,934
Freeport-McMoran Copper & Gold, Inc.			8,289		415,362
Nucor Corp.			3,944		175,232
					1,089,567
Multi-Utilities - 0.78%
PG&E Corp.			716		27,523
Sempra Energy			1,038		51,516
					79,039
Oil, Gas & Consumable Fuels - 9.70%
Anadarko Petroleum Corp.			4,132		187,551
Devon Energy Corp.			4,254		231,843
Occidental Petroleum Corp.			4,274		281,272
Tsakos Energy Navigation Ltd. (c)			4,856		78,376
XTO Energy, Inc.			5,081		193,789
					972,831
Pharmaceuticals - 8.65%
AstraZeneca PLC - ADR			2,262		99,845
Bristol-Myers Squibb Co.			1,504		30,546
King Pharmaceuticals, Inc. (a)			21,276		204,888
Merck & Co., Inc.			2,718		75,995
Novartis AG - ADR			907		36,997
Sanofi-Aventis SA - ADR			1,318		38,868
Sepracor, Inc. (a)			13,567		234,980
Viropharma, Inc. (a)			24,525		145,433
					867,552
Professional Services - 0.58%
MPS Group, Inc. (a)			7,609		58,133

Real Estate Investment Trusts (REITs) - 3.37%
HCP, Inc.			2,224		47,126
Health Care REIT, Inc.			1,482		50,536
Host Hotels & Resorts, Inc.			16,688		140,012
Nationwide Health Properties, Inc.			1,915		49,292
Ventas, Inc.			1,691		$50,494
					337,460
Semiconductors & Semiconductor Equipment - 6.57%
Intel Corp.			17,994		297,801
Texas Instruments, Inc.			16,964		361,333
					659,134
Software - 3.01%
Microsoft Corp.			12,695		301,760

Wireless Telecommunication Services - 3.19%
Vimpel-Communications - ADR (a)			27,176		319,862
TOTAL COMMON STOCKS (Cost $9,308,719)					$9,730,033

SHORT TERM INVESTMENTS - 2.90%
Money Market Funds - 2.90%
Fidelity Institutional Money Market Fund - Government Portfolio
0.250% (b)			290,226		290,226
TOTAL SHORT TERM INVESTMENTS (Cost $290,226)					$290,226
Total Investments (Cost $9,598,945) - 99.90%					$10,020,259
Other Assets in Excess of Liabilities - 0.10%					10,273
TOTAL NET ASSETS - 100.00%					$10,030,532

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at June 30, 2009.
(c) Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2009, was as follows*:

Leuthold Undervalued & Unloved Fund
Cost of investments			$ 9,598,945
Gross unrealized appreciation			1,193,140
Gross unrealized depreciation			(771,826)
Net unrealized depreciation			$ 421,314

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$ 596,135	$ -	$ -	$ 596,135
Chemicals	273,566	-	-	273,566
Commercial Banks	366,520	-	-	366,520
Commercial Services & Supplies	34,240	-	-	34,240
Communications Equipment	274,432	-	-	274,432
Computers & Peripherals	351,366	-	-	351,366
Construction Materials	47,856	-	-	47,856
Containers & Packaging	50,495	-	-	50,495
Diversified Financial Services	223,864	-	-	223,864
Diversified Telecommunications
Services	98,595	-	-	98,595
Electric Utilities	310,071	-	-	310,071
Electrical Equipment	51,544	-	-	51,544
Electronic Equipment,
Instruments & Components	226,135	-	-	226,135
Energy Equipment & Services	532,343	-	-	532,343
Food Products	96,822	-	-	96,822
Health Care Equipment &
Supplies	36,151	-	-	36,151
Health Care Providers &
Services	88,248	-	-	88,248
Household Durables	116,448	-	-	116,448
Industrial Conglomerates	260,283	-	-	260,283
Insurance	96,225	-	-	96,225
IT Services	199,837	-	-	199,837
Machinery	713,519	-	-	713,519
Metals & Mining	1,089,567	-	-	1,089,567
Multi-Utilities	79,039	-	-	79,039
Oil, Gas & Consumable Fuels	972,831	-	-	972,831
Pharmaceuticals	867,552	-	-	867,552
Professional Services	58,133	-	-	58,133
Real Estate Investment Trusts
(REITs)	337,460	-	-	337,460
Semiconductors &
Semiconductor Equipment	659,134	-	-	659,134
Software	301,760	-	-	301,760
Wireless Telecommunication
Services	319,862	-	-	319,862
Total Common Stocks	9,730,033	-	-	9,730,033

Money Market Funds	290,226	-	-	290,226

Total Investments in Securities	$ 10,020,259	$ -	$ -	$ 10,020,259

	Leuthold Global Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

				Shares		Value
	COMMON STOCKS - 71.34%
	Commercial Services & Supplies - 0.59%
	Monster Worldwide, Inc. (a)			64,806		$765,359

	Computers & Peripherals - 3.21%
	Compal Electronics, Inc. (c)			670,000		544,209
	Hewlett-Packard Co.			24,850		960,453
	InnoLux Display Corp. (c)			500,000		611,856
	International Business Machines Corp.			8,582		896,132
Micro-Star International Co. Ltd. (c)				1,030,000		645,123
	Mitac International (c)			1,300,000		519,049
						4,176,822
	Diversified Telecommunication Services - 5.48%
	Belgacom SA (c)			29,354		936,216
	Brasil Telecom Participacoes - ADR			21,000		806,400
	China Unicom Hong Kong Ltd. - ADR			59,713		796,571
	France Telecom SA (c)			41,081		931,315
	Nippon Telegraph & Telephone Corp. - ADR			30,602		622,751
	Telecom Italia SpA - ADR			41,435		570,146
	Telenor ASA (a)(c)			70,000		538,323
	TeliaSonera AB (c)			198,000		1,039,451
	Verizon Communications, Inc.			29,456		905,183
						7,146,356
	Electric Utilities - 2.45%
Companhia Paranaense de Energia-Copel - ADR				117,018		1,653,464
	CPFL Energia SA - ADR			10,607		513,803
	Enersis SA - ADR			55,418		1,023,571
						3,190,838
	Energy Equipment & Services - 0.32%
	Helix Energy Solutions Group, Inc. (a)			38,778		421,517

	Food & Staples Retailing - 1.09%
	Massmart Holdings Ltd. (c)			136,465		1,415,750

	Gas Utilities - 0.75%
	Gas Natural SDG SA (c)			18,623		338,847
Oneok, Inc.				21,561		635,834
						974,681
	Health Care Providers & Services - 3.93%
Aetna, Inc.				34,219		857,186
	Cardinal Health, Inc.			25,440		777,192
	Community Health Systems, Inc. (a)			49,894		1,259,823
Humana, Inc. (a)				32,433		1,046,289
	Psychiatric Solutions, Inc. (a)			52,197		1,186,960
						5,127,450
	Hotels, Restaurants & Leisure - 4.46%
	Burger King Holdings, Inc.			60,792		1,049,878
	Carnival Corp. (c)			44,488		1,146,456
	Greene King (c)			138,739		882,768
	Jack in the Box, Inc. (a)			35,803		803,777
	McDonald's Holdings Co. Japan Ltd. (c)			50,400		935,959
	OPAP SA (c)			37,474		998,844
						5,817,682
	IT Services - 8.02%
	Accenture Ltd. - Class A (c)			33,681		$1,126,966
	Affiliated Computer Services, Inc. (a)			21,849		970,533
	Broadridge Financial Solutions, Inc.			56,714		940,318
	Computer Sciences Corp. (a)			27,426		1,214,972
	Computershare Ltd. (c)			164,958		1,198,969
	ADLER Lebensversicherung AG (c)			1,489,395		1,457,957
	Perot Systems Corp. - Class A (a)			65,335		936,251
	Total System Services, Inc.			70,802		948,039
	Wipro Ltd. - ADR			140,329		1,655,882
						10,449,887
	Metals & Mining - 8.35%
	Eldorado Gold Corp. (a)(c)			100,945		903,458
	Freeport-McMoran Copper & Gold, Inc.			22,405		1,122,714
	Gold Fields Ltd. - ADR			76,473		921,500
	Impala Platinum Holdings Ltd. (c)			71,557		1,581,701
	Jiangxi Copper Co. Ltd. (c)			1,495,000		2,449,855
	Newmont Mining Corp.			18,815		768,969
	Teck Resources Ltd. - Class B (c)			74,434		1,187,079
	Yamana Gold, Inc. (c)			97,147		858,779
	Zijin Mining Group (c)			1,212,000		1,096,266
						10,890,321
	Office Electronics - 0.77%
	Ability Enterprise Co. Ltd. (c)			0		-
	Toshiba TEC Corp. (c)			246,000		1,003,560
						1,003,560
	Pharmaceuticals - 3.06%
	Astellas Pharma, Inc. (c)			19,100		678,071
	AstraZeneca PLC - ADR			21,220		936,651
	Sanofi-Aventis SA (c)			12,446		731,050
	Takeda Pharmaceutical Co. Ltd. (c)			17,300		675,227
	Teva Pharmaceutical Industries Ltd. - ADR			19,725		973,231
						3,994,230
	Professional Services - 5.13%
	Adecco SA (c)			26,644		1,109,850
	Hays PLC (c)			837,964		1,182,163
Manpower, Inc.				23,339		988,173
	Michael Page International (c)			271,876		1,065,667
	Randstad Holdings NV (a)(c)			45,398		1,255,589
	Sthree PLC (c)			364,980		1,086,840
						6,688,282
Software - 2.11%
	NSD Co. LTD. (c)			109,600		1,112,667
	Soft-World International Co. (c)			296,331		1,634,745
						2,747,412
	Specialty Retail - 7.49%
	Abercrombie & Fitch Co. - Class A			34,972		887,939
	Alpen Co. Ltd. (c)			32,100		582,455
	Belle International Holdings Ltd. (c)			1,264,000		1,112,313
	Douglas Holding AG (c)			21,495		814,170
	Foschini (c)			157,672		1,027,462
	Game Group (c)			295,157		798,798
	Gamestop Corp. - Class A (a)			31,302		688,957
	Lewis Group Ltd. (c)			178,225		1,114,015
	RadioShack Corp.			69,299		967,414
	Rent-A-Center, Inc. (a)			46,888		836,013
	RONA, Inc. (a)(c)			85,600		938,314
						9,767,850
Tobacco - 2.21%
	British American Tobacco PLC - ADR			17,600		$982,080
	Philip Morris International, Inc.			22,809		994,929
	Swedish Match AB (c)			55,838		906,549
						2,883,558
	Transportation Infrastructure - 3.65%
	COSCO Pacific Ltd. (c)			870,000		980,007
	Dalian Port PDA Co. Ltd. (c)			2,234,000		905,125
	Jiangsu Expressway Co. Ltd. (c)			1,300,000		954,445
	Shenzhen Expressway Co. (c)			2,120,000		1,009,387
	Zhejiang Expressway Co. Ltd. (c)			1,154,000		915,749
						4,764,713
	Wireless Telecommunication Services - 8.27%
	Advanced Info Service PCL (c)			388,800		1,032,768
	America Movil SAB de CV - ADR			19,887		770,025
Far EasTone Telecommunications Co. Ltd. (c)				750,000		878,924
	Globe Telecom, Inc. (c)			26,530		523,709
	LG Telecom Ltd. (c)			138,770		873,610
	Millicom International Cellular, SA (a)(c)			11,420		642,489
	NII Holdings, Inc. (a)			38,550		735,149
	NTT DoCoMo, Inc. - ADR			61,926		901,023
	Partner Communications Co. Ltd. - ADR			57,351		980,129
	Philippine Long Distance Telephone Co. - ADR			16,289		809,889
	Rogers Communications, Inc. - Class B (c)			29,031		747,548
	Telephone & Data Systems, Inc.			22,411		634,231
	Turkcell Iletisim Hizmet AS - ADR			52,535		728,135
	Vodacom Group Ltd. (a)(c)			70,295		521,430
						10,779,059
	TOTAL COMMON STOCKS (Cost $86,783,857)					$93,005,327

	INVESTMENT COMPANIES - 10.49%
	Exchange Traded Funds - 2.61%
iShares iBoxx High Yield Corporate Bond Fund				20,466		1,631,345
	SPDR Barclays Capital High Yield Bond ETF			50,492		1,776,813
						3,408,158
	Mutual Funds - 7.88%
Advent Claymore Convertible Securities and Income Fund				157,896		1,896,331
Advent Claymore Global Convertible Securities & Income Fund				290,460		1,902,513
	Fidelity High Income Fund			359,888		2,619,987
	T Rowe Price High Yield Fund			472,822		2,652,533
	Vanguard High-Yield Corporate Fund			245,288		1,199,457
						10,270,821
TOTAL INVESTMENT COMPANIES (Cost $12,541,825)						$13,678,979

	PREFERRED STOCKS - 0.28%
	Electric Utilities - 0.28%
Centrais Eletricas de Santa Catarina SA (c)				22,000		357,816
	TOTAL PREFERRED STOCKS (Cost $362,669)					$357,816

	PRECIOUS METALS - 1.99%
	Leuthold Global, Ltd.			1		2,595,485
	TOTAL PRECIOUS METALS (Cost $2,513,588)					$2,595,485
				Principal
				Amount		Value
	FOREIGN GOVERNMENT BONDS - 7.90%
	Australia Common
	5.750%, 06/15/2011 (c)		AUD	2,951,000		$2,454,847
Republic of Brazil
	12.500%, 01/05/2022 (c)		BRL	5,951,000		3,371,069
New Zealand
	7.000%, 07/15/2009 (c)		NZD	2,981,000		$1,926,774
United Kingdom
	4.750%, 06/07/2010 (c)		GBP	1,493,000		2,545,516
TOTAL FOREIGN GOVERNMENT BONDS (Cost $11,612,350)						$10,298,206

				Shares		Value
	SHORT TERM INVESTMENTS - 6.72%
	Money Market Funds - 6.72%
Dreyfus Government Cash Management Fund
0.150% (b)				4,915,327		$4,915,327
Fidelity Institutional Money Market Fund - Government Portfolio
0.250% (b)				3,845,280		3,845,280
TOTAL SHORT TERM INVESTMENTS (Cost $8,760,607)						$8,760,607
	Total Investments (Cost $122,574,896) - 98.72%					$128,696,420
	Other Assets in Excess of Liabilities - 1.28%					1,666,430
	TOTAL NET ASSETS - 100.00%					$130,362,850

	Percentages are stated as a percent of net assets.
AUD	Australian Dollar
BRL	Brazilian Real
NZD	New Zealand Dollar
GBP	British Pound
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate security. The rate shown is the rate in effect at June 30, 2009.
(c)	Foreign issued security.
(d)	Wholly owned exempted company incorporated in the Cayman Islands. Underlying holdings as of June 30, 2009 were as follows:
		Ounces	Value
	Gold	2,778	2,595,485
			$ 2,595,485

	Leuthold Global Fund
	Schedule of Securities Sold Short
	June 30, 2009 (Unaudited)

				Shares		Value
	COMMON STOCKS - 1.48%
	Biotechnology - 0.02%
	Qiagen NV (a)(b)			1,530		$28,332

	Building Products - 0.21%
	Assa Abloy AB (b)			1,883		26,239
	Central Glass Co. (b)			6,000		23,916
	Crane Group Ltd. (b)			3,357		27,456
	Daikin Industries Ltd. (b)			600		19,370
	Lennox International, Inc.			808		25,945
Masco Corp.				1,532		14,676
	Simpson Manufacturing Co., Inc.			1,429		30,895
	Takara Standard Co. (b)			6,000		35,626
	Tostem Inax Holding Corp. (b)			2,900		44,854
Uponor OYJ (b)				2,029		23,967
						272,944
	Capital Markets - 0.13%
	Affiliated Managers Group, Inc. (a)			466		27,117
	Gamco Investors, Inc. - Class A			593		28,760
	Partners Group Holding (b)			635		61,598
Schroders (b)				1,729		23,339
	Vontobel Holding AG (b)			1,047		28,041
						168,855
	Commercial Banks - 0.15%
	The Bank of Yokohama Ltd. (b)			6,000		32,200
	City National Corp.			730		26,886
	Hancock Holding Co.			598		19,429
	The Joyo Bank Ltd. (b)			6,000		30,643
	Old National Bancorp			1,681		16,507
	Park National Corp.			351		19,825
	Valley National Bancorp			1,646		19,258
	Westamerica Bancorporation			434		21,531
						186,279
	Energy Equipment & Services - 0.12%
	Core Laboratories NV (b)			295		25,709
	Dril-Quip, Inc. (a)			678		25,832
	FMC Technologies, Inc. (a)			664		24,953
Modec Inc. (b)				1,500		26,532
	Pason Systems, Inc. (b)			3,115		25,093
Petrofac Ltd. (b)				2,484		27,381
						155,500
	Health Care Equipment & Supplies - 0.04%
	Bio-Rad Laboratories, Inc. (a)			358		27,022
Illumina, Inc. (a)				716		27,882
						54,904
	Life Science Tools & Services - 0.08%
	Eurofins Scientific (b)			482		28,274
	Lonza Group AG (b)			255		25,323
	Millipore Corp. (a)			418		29,348
Techne Corp.				414		26,417
						109,362
Media - 0.15%
	GR Ed L'espresso (a)(b)			15,103		21,463
	John Wiley & Sons, Inc. - Class A			741		24,638
	Morningstar, Inc. (a)			628		$25,892
	Quebecor Inc. - Class B (b)			1,621		27,594
Sanoma OYJ (b)				1,714		26,570
	Thomson Reuters Corp. (b)			813		23,660
	UTD Business Med L (b)			3,674		24,133
	The Washington Post Company - Class B			67		23,596
						197,546
	Oil, Gas & Consumable Fuels - 0.09%
	Cabot Oil & Gas Corp.			744		22,796
	Comstock Resources, Inc. (a)			610		20,161
	Lundin Petroleum A (a)(b)			3,193		24,709
	Southwestern Energy Co. (a)			615		23,893
	Ultra Petroleum Corp. (a)(b)			517		20,163
						111,722
	Paper & Forest Products - 0.19%
	Holmen AB (b)			1,470		32,107
	MeadWestvaco Corp.			1,780		29,210
	Nippon Unipac Holding (b)			1,100		28,489
	OJI Paper Co. Ltd. (b)			6,000		25,847
	Portucel Empresa Produtora de Pasta e Papel SA (b)			10,886		26,649
	Sappi Ltd. - ADR			10,018		29,954
	Semapa-Sociedade de Investimento e Gestao (b)			3,014		24,481
	Sino FST Corp. (a)(b)			2,179		23,230
	UPM-Kymmene OYJ (b)			3,179		27,695
						247,662
	Road & Rail - 0.18%
DSV (a)(b)				2,132		26,407
	Genesee & Wyoming, Inc. - Class A (a)			1,048		27,782
	Go-Ahead Group (b)			1,280		25,102
	JB Hunt Transport Services, Inc.			836		25,523
	Kintetsu Corp. (b)			6,000		26,470
	Knight Transportation, Inc.			1,503		24,875
	Landstar System, Inc.			698		25,065
	Nankai Electric Rail (b)			6,000		26,283
Tokyu Corp. (b)				6,000		30,332
						237,839
	Thrifts & Mortgage Finance - 0.12%
	Astoria Financial Corp.			1,264		10,845
	Capitol Federal Financial			686		26,295
	Hudson City Bancorp, Inc.			2,104		27,962
	New York Community Bancorp, Inc.			1,767		18,889
	Northwest Bancorp, Inc.			1,555		29,327
	TFS Financial Corp.			2,316		24,596
	Washington Federal, Inc.			1,367		17,771
						155,685
	TOTAL COMMON STOCKS (Proceeds $1,754,536)					$1,926,630

	INVESTMENT COMPANIES - 0.42%
	Exchange Traded Funds - 0.42%
	SPDR Trust Series 1			4,284		$393,785
	iShares MSCI EAFE Index Fund			2,303		105,501
	iShares MSCI Emerging Markets Index Fund			1,706		54,984
TOTAL INVESTMENT COMPANIES (Cost $554,045)						$554,270
TOTAL SECURITIES SOLD SHORT (Proceeds $2,308,581) - 1.90%						$2,480,900

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2009, was as follows*:

	Leuthold Global Fund
	Cost of investments				$ 122,574,896
	Gross unrealized appreciation				12,446,068
	Gross unrealized depreciation				(6,324,544)
	Net unrealized appreciation				$ 6,121,524

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	Summary of Fair Value Exposure at June 30, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

		Level 1	Level 2	Level 3	Total
	Common Stocks
	Commercial Services & Supplies	$ 765,359	$ -	$ -	$ 765,359
	Computers & Peripherals	4,176,822	-	-	4,176,822
	Diversified Telecommunications
	Services	7,146,356	-	-	7,146,356
	Energy Equipment & Services	421,517	-	-	421,517
	Food & Staples Retailing	1,415,750	-	-	1,415,750
	Gas Utilities	974,681	-	-	974,681
	Health Care Providers & Services	5,127,450	-	-	5,127,450
	Hotels, Restaurants & Leisure	5,817,682	-	-	5,817,682
	IT Services	10,449,887	-	-	10,449,887
	Metals & Mining	10,890,321	-	-	10,890,321
	Office Electronics	1,003,560	-	-	1,003,560
	Pharmaceuticals	3,994,230	-	-	3,994,230
	Professional Services	6,688,282	-	-	6,688,282
	Software	2,747,412	-	-	2,747,412
	Specialty Retail	9,767,850	-	-	9,767,850
	Tobacco	2,883,558	-	-	2,883,558
	Transportation Infrastructure	4,764,713	-	-	4,764,713
	Wireless Telecommunication
	Services	$ 10,779,059	$ -	$ -	$ 10,779,059
	Exchange Traded Funds	3,408,158	-	-	3,408,158
	Mutual Funds	3,798,844	6,471,977	-	10,270,821
	Total Common Stocks	97,021,491	6,471,977	-	103,493,468

	Preferred Stocks	3,548,654	-	-	3,548,654

	Precious Metals	-	2,595,485	-	2,595,485

	Foreign Government Bonds	-	10,298,206	-	10,298,206

	Money Market Funds	8,760,607	-	-	8,760,607

	Total Investments in Securities	$ 109,330,752	$ 19,365,668	$ -	$ 128,696,420

	Securities Sold Short	$ 2,480,900	$ -	$ -	$ 2,480,900

Leuthold Grizzly Short Fund
Schedule of Investments
June 30, 2009 (Unaudited)

			Principal
			Amount		Value
SHORT TERM INVESTMENTS - 129.80%
United States Treasury Bills - 117.42%
United States Treasury Bills
0.100%, 07/30/2009 (a)			$80,000,000		$79,993,556
0.160%, 10/01/2009			10,000,000		9,995,140
					89,988,696

			Shares		Value
Money Market Funds - 12.38%
Fidelity Institutional Money Market Fund - Government Portfolio
0.2500% (b)			9,485,227		$9,485,227
TOTAL SHORT TERM INVESTMENTS (Cost $99,474,694)					$99,473,923
Total Investments (Cost $99,474,694) - 129.80%					$99,473,923
Liabilities in Excess of Other Assets - (29.80)%					(22,838,183)
TOTAL NET ASSETS - 100.00%					$76,635,740

Percentages are stated as a percent of net assets.
(a)	A portion of these securities constitutes proceeds from securities sold short.
(b)	Variable Rate security. The rate shown is the rate in effect at June 30, 2009.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

			Shares		Value
COMMON STOCKS - 90.05%
Auto Components - 6.46%
Gentex Corp.			88,942		$1,031,727
The Goodyear Tire & Rubber Co. (a)			106,322		1,197,186
Magna International, Inc. - Class A (b)			33,062		1,396,539
TRW Automotive Holdings Corp. (a)			117,090		1,323,117
					4,948,569
Biotechnology - 1.71%
Amylin Pharmaceuticals, Inc. (a)			96,756		1,306,206

Building Products - 2.68%
Masco Corp.			128,041		1,226,633
USG Corp. (a)			82,225		828,006
					2,054,639
Capital Markets - 4.66%
Affiliated Managers Group, Inc. (a)			17,067		993,129
Jefferies Group, Inc. (a)			59,120		1,261,029
Morgan Stanley			46,313		1,320,384
					3,574,542
Chemicals - 1.36%
Rockwood Holdings, Inc. (a)			71,358		1,044,681

Commercial Banks - 4.07%
Associated Banc-Corp.			77,468		968,350
Comerica, Inc.			39,701		839,676
Wilmington Trust Corp.			96,181		1,313,833
					3,121,859
Commercial Services & Supplies - 1.69%
Republic Services, Inc.			53,030		1,294,462

Communications Equipment - 1.33%
Ciena Corp. (a)			98,220		1,016,577

Construction Materials - 0.00%
Cemex S.A. de C.V. - ADR (a)			1		9

Consumer Finance - 1.54%
Discover Financial Services			114,581		1,176,747

Containers & Packaging - 1.42%
Owens-Illinois, Inc. (a)			38,917		1,090,065

Electric Utilities - 1.54%
Allegheny Energy, Inc.			45,974		1,179,233

Electronic Equipment, Instruments & Components - 1.73%
Tyco Electronics Ltd. (b)			71,352		1,326,434

Energy Equipment & Services - 1.46%
Exterran Holdings, Inc. (a)			69,627		1,116,817

Food & Staples Retailing - 1.31%
Central European Distribution Corp. (a)			37,863		1,006,020

Health Care Equipment & Supplies - 3.25%
Hologic, Inc. (a)			95,084		$1,353,045
NuVasive, Inc. (a)			25,561		1,140,021
					2,493,066
Hotels Restaurants & Leisure - 1.18%
Marriott International, Inc. - Class A			41,061		906,215

Household Durables - 7.42%
Harman International Industries, Inc.			62,309		1,171,409
Jarden Corp. (a)			64,478		1,208,963
Lennar Corp. - Class A			124,696		1,208,304
Newell Rubbermaid, Inc.			104,702		1,089,948
Toll Brothers, Inc. (a)			59,329		1,006,813
					5,685,437
Industrial Conglomerates - 1.11%
Textron, Inc.			88,131		851,346

Insurance - 1.66%
Alleghany Corp. (a)			4,705		1,275,055

Internet & Catalog Retail - 1.40%
Expedia, Inc. (a)			71,221		1,076,149

Internet Software & Services - 1.51%
Omniture, Inc. (a)			92,209		1,158,145

Machinery - 6.26%
CNH Global NV (a)(b)			80,055		1,123,972
Graco, Inc.			58,624		1,290,900
Ingersoll-Rand Co. - Class A (b)			60,793		1,270,574
Navistar International Corp. (a)			25,528		1,113,021
					4,798,467
Media - 2.80%
CBS Corp. - Class B			127,675		883,511
Liberty Global, Inc. - Class A (a)			79,506		1,263,350
					2,146,861
Metals & Mining - 4.15%
Alcoa, Inc.			92,235		952,787
Schnitzer Steel Industries, Inc. - Class A			21,615		1,142,569
Steel Dynamics, Inc.			73,809		1,087,207
					3,182,563
Multi-Utilities - 1.43%
Constellation Energy Group, Inc.			41,112		1,092,757

Oil, Gas & Consumable Fuels - 7.27%
Chesapeake Energy Corp.			47,463		941,192
Cimarex Energy Co.			32,827		930,317
Forest Oil Corp. (a)			78,748		1,174,920
Plains Exploration & Production Co. (a)			33,820		925,315
Quicksilver Resources, Inc. (a)			87,504		812,912
Sandridge Energy, Inc. (a)			92,914		791,627
					5,576,283
Real Estate Management & Development - 1.42%
C.B. Richard Ellis Group, Inc. - Class A (a)			116,358		1,089,111

Real Estate Investment Trusts (REITs) - 4.58%
AMB Property Corp.			65,942		1,240,369
Douglas Emmett, Inc.			138,757		1,247,425
Vornado Realty Trust			22,582		1,016,868
					3,504,662
Semiconductors & Semiconductor Equipment - 4.79%
Atheros Communications, Inc.			61,103		$1,175,622
Lam Research Corp. (a)			47,751		1,241,526
Varian Semiconductor Equipment Associates, Inc. (a)			52,116		1,250,263
					3,667,411
Software - 2.88%
Activision Blizzard, Inc. (a)			94,378		1,191,994
Electronic Arts, Inc. (a)			46,575		1,011,609
					2,203,603
Thrifts & Mortgage Finance - 1.13%
Astoria Financial Corp.			101,069		867,172

Wireless Telecommunication Services - 2.85%
Leap Wireless International, Inc. (a)			29,142		959,646
SBA Communications Corp. - Class A (a)			49,737		1,220,546
					2,180,192
TOTAL COMMON STOCKS (Cost $66,525,373)					$69,011,355

INVESTMENT COMPANIES - 5.71%
Exchange Traded Funds - 5.71%
SPDR Trust Series 1			30,108		2,767,527
Diamonds Trust Series I			18,988		1,607,524
TOTAL INVESTMENT COMPANIES (Proceeds $4,315,539)					4,375,051
TOTAL SECURITIES SOLD SHORT (Proceeds $70,840,912) - 95.76%					$73,386,406

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b) Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2009, was as follows*:

Grizzly Short Fund
Cost of investments				$ 99,474,694
Gross unrealized appreciation				-
Gross unrealized depreciation				(771)
Net unrealized depreciation				$ (771)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
United States Treasury Bills	$ -	$ 89,988,696	$ -	$ 89,988,696

Money Market Funds	9,485,227	-	-	9,485,227

Total Investments in Securities	$ 9,485,227	$ 89,988,696	$ -	$ 99,473,923

Securities Sold Short	$ 73,386,406	$ -	$ -	$ 73,386,406

	Leuthold Core Investment Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

				Shares		Value
	COMMON STOCKS - 59.83%
	Airlines - 3.04%
	AMR Corp. (a)			2,939,488		$11,816,742
	Continental Airlines, Inc. (a)			1,275,797		11,303,561
	Delta Air Lines Inc. (a)			2,064,753		11,954,920
						35,075,223
	Auto Components - 0.30%
	Exide Technologies (a)			938,776		3,501,635

	Biotechnology - 6.04%
	Acorda Therapeutics, Inc. (a)			193,759		5,462,066
	Alkermes, Inc. (a)			494,367		5,349,051
	Allos Therapeutics, Inc. (a)			154,631		1,281,891
	Alnylam Pharmaceuticals, Inc. (a)			123,027		2,739,811
Celera Corp. (a)				199,402		1,521,437
	Cubist Pharmaceuticals, Inc. (a)			429,279		7,868,684
	Dendreon Corp. (a)			680,977		16,922,279
	Genomic Health, Inc. (a)			50,039		867,176
Geron Corp. (a)				536,505		4,114,994
GTX, Inc. (a)				80,137		739,665
	Halozyme Therapeutics, Inc. (a)			235,896		1,644,195
	InterMune, Inc. (a)			128,671		1,955,799
	Isis Pharmaceuticals, Inc. (a)			273,520		4,513,080
	Martek Biosciences Corp.			150,868		3,190,858
	Medarex, Inc. (a)			552,306		4,611,755
	PDL BioPharma, Inc.			299,856		2,368,863
	Rigel Pharmaceuticals, Inc. (a)			194,511		2,357,473
	Seattle Genetics, Inc. (a)			219,342		2,132,004
						69,641,081
	Capital Markets - 0.66%
	Deutsche Bank AG (c)			124,909		7,619,449

	Chemicals - 0.21%
	China Bluechemical Ltd. (c)			4,564,000		2,396,821

	Commercial Banks - 1.81%
Canadian Imperial Bank of Commerce (c)				112,117		5,613,698
	HSBC Holdings PLC - ADR			123,027		5,138,838
	PNC Financial Services Group, Inc.			122,651		4,760,085
	Wells Fargo & Co.			219,342		5,321,237
						20,833,858
	Commercial Services & Supplies - 1.21%
	Clean Harbors, Inc. (a)			67,691		3,654,637
	Tetra Tech, Inc. (a)			359,140		10,289,361
						13,943,998
	Communications Equipment - 0.90%
	Cisco Systems, Inc. (a)			414,606		7,728,256
	QUALCOMM, Inc.			58,316		2,635,883
						10,364,139
	Computers & Peripherals - 2.46%
	Apple Computer, Inc. (a)			30,475		4,340,554
	Hewlett-Packard Co.			259,975		10,048,034
	International Business Machines Corp.			133,562		13,946,544
						28,335,132
	Construction & Engineering - 0.76%
	Abengoa SA (c)			221,500		4,901,817
China Communications Construction Co., Ltd. (c)				3,310,000		3,869,472
						8,771,289
	Construction Materials - 0.39%
	Anhui Conch Cement (c)			650,000		$4,067,716
	Semen Gresik Persero Tbk PT (a)(c)			955,000		458,437
						4,526,153
	Diversified Consumer Services - 2.08%
	American Public Education, Inc. (a)			53,048		2,101,231
	Apollo Group, Inc. - Class A (a)			98,196		6,983,700
	Corinthian Colleges, Inc. (a)			386,765		6,547,931
	Grand Canyon Education, Inc. (a)			142,591		2,392,677
	ITT Educational Services, Inc. (a)			58,692		5,907,937
						23,933,476
	Diversified Financial Services - 0.93%
	Citigroup, Inc.			1,503,417		4,465,148
	JPMorgan Chase & Co.			182,472		6,224,120
						10,689,268
	Diversified Telecommunication Services - 0.32%
China Communications Services Corp., Ltd. (c)				6,008,000		3,713,308

	Electrical Equipment - 2.35%
	Areva (c)			6,515		3,797,881
	China High Speed Transmission (c)			3,109,000		6,193,890
	First Solar, Inc. (a)			27,620		4,477,754
	Gamesa Corp. (c)			295,260		5,595,952
	Vestas Wind System (a)(c)			85,190		6,106,264
	Woodward Governor Co.			49,030		970,794
						27,142,535
Electronic Equipment, Instruments & Components - 1.23%
	Byd Co. (a)(c)			1,204,000		4,769,363
Itron, Inc. (a)				122,947		6,770,691
	Sunpower Corp. - Class A (a)			100,828		2,686,058
						14,226,112
	Energy Equipment & Services - 4.61%
	Atwood Oceanics, Inc. (a)			182,848		4,554,743
	Diamond Offshore Drilling			76,375		6,342,944
	Helmerich & Payne, Inc.			221,976		6,852,399
	Nabors Industries Ltd. (a)(c)			362,686		5,650,648
	Noble Corp. (c)			202,036		6,111,589
	Pride International, Inc. (a)			360,053		9,022,928
	Transocean Ltd. (a)(c)			196,534		14,600,511
						53,135,762
	Food Products - 0.88%
	Chaoda Modern Agriculture (c)			4,381,000		2,572,054
	China Huiyuan Juice Group Ltd. (c)			5,445,500		3,857,497
	Golden Eagle Retail Group Ltd. (c)			14,383,000		3,773,502
						10,203,053
	Health Care Equipment & Supplies - 0.52%
Mindray Medical International Ltd. - ADR				145,862		4,072,467
Shandong Weigao Group Medical Polymer Co., Ltd. (c)				752,000		1,930,930
						6,003,397
Independent Power Producers & Energy Traders - 0.64%
	Ormat Technologies, Inc.			183,720		7,405,753

	Industrial Conglomerates - 0.30%
	Guangdong Investment Ltd. (c)			6,942,000		3,421,712

	Insurance - 0.36%
China Life Insurance Co., Ltd. (c)				1,128,000		4,148,102

	Internet Software & Services - 0.75%
	Baidu Inc. - ADR (a)			16,051		4,832,795
	Google, Inc. - Class A (a)			9,030		3,806,958
						8,639,753
	Machinery - 0.52%
	UTD Tractors (c)			2,848,500		$2,776,642
	Weichai Power Co. (c)			980,000		3,249,786
						6,026,428
Marine - 0.29%
China Shipping Development Co., Ltd. (c)				2,572,000		3,318,688

Media - 0.13%
	BEC World (c)			2,397,600		1,470,791

	Multiline Retail - 0.29%
Golden Eagle Retail Group Ltd. (c)				1,532,000		1,779,086
New World Department Store China Ltd. (c)				1,142,000		862,020
	New World Development Co. (c)			392,000		709,136
						3,350,242
	Oil, Gas & Consumable Fuels - 2.15%
	Banpu Public Co. (c)			494,500		4,862,269
	Cameco Corp. (c)			104,303		2,670,157
Sunoco, Inc.				248,312		5,760,838
Tesoro Corp.				537,257		6,839,282
	Valero Energy Corp.			277,282		4,683,293
						24,815,839
	Pharmaceuticals - 3.08%
	King Pharmaceuticals, Inc. (a)			236,273		2,275,309
	Novartis AG - ADR			66,217		2,700,992
	Roche Holding AG - ADR			452,981		15,379,837
	Teva Pharmaceutical Industries Ltd. - ADR			193,006		9,522,916
	Theravance, Inc. (a)			124,532		1,823,149
	Viropharma, Inc. (a)			630,562		3,739,233
						35,441,436
	Real Estate Investment Trusts (REITs) - 3.92%
	Nationwide Health Properties, Inc.			436,427		11,233,631
	Omega Healthcare Investors, Inc.			778,421		12,081,094
	Senior Housing Properties Trust			627,929		10,247,801
Ventas, Inc.				388,270		11,593,742
						45,156,268
	Road & Rail - 0.15%
	Guangshen Railway (c)			3,704,000		1,749,233

Semiconductors & Semiconductor Equipment - 0.77%
Intel Corp.				536,128		8,872,918

	Software - 8.23%
	BMC Software, Inc. (a)			273,143		9,229,502
CA, Inc.				288,569		5,029,758
Check Point Software Technologies (a)(c)				222,728		5,227,426
	Micros Systems, Inc. (a)			331,835		8,402,062
	Microsoft Corp.			449,972		10,695,834
Novell, Inc. (a)				1,514,328		6,859,906
Oracle Corp.				866,082		18,551,476
	Quality Systems, Inc.			147,106		8,379,158
Red Hat, Inc. (a)				530,485		10,678,663
Sybase, Inc. (a)				264,866		8,300,900
	Wind River Systems, Inc. (a)			309,638		3,548,452
						94,903,137
	Specialty Retail - 6.28%
	Advance Auto Parts			232,510		9,646,840
	AutoNation, Inc. (a)			574,880		9,974,168
	AutoZone, Inc. (a)			60,197		9,096,369
	Group 1 Automotive, Inc.			222,728		5,795,383
	Home Depot, Inc.			701,670		16,580,462
	Lowe's Cos, Inc.			762,995		14,809,733
	The Sherwin-Williams Co.			120,770		6,491,387
						72,394,342
	Textiles, Apparel & Luxury Goods - 0.47%
	Li Ning Co., Ltd. (c)			1,842,500		$5,432,368

	Transportation Infrastructure - 0.41%
	Jasa Marga PT (c)			7,769,500		1,179,792
	Zhejiang Expressway Co., Ltd. (c)			4,427,000		3,513,016
						4,692,808
	Wireless Telecommunication Services - 0.39%
	China Unicom (c)			2,841,000		3,761,093
	Globe Telecom, Inc. (c)			34,830		687,553
						4,448,646
TOTAL COMMON STOCKS (Cost $693,001,087)						$689,744,153

	INVESTMENT COMPANIES - 24.08%
	Exchange Traded Funds - 9.77%
	Central Europe & Russia Fund			44,629		996,565
	iShares China 25 Fund			1,084,735		41,621,282
	iShares iBoxx High Yield Corporate Bond Fund			115,300		9,190,563
	iShares MSCI Brazil Index Fund			82,250		4,356,783
	iShares MSCI Emerging Markets Index Fund			158,069		5,094,564
	iShares MSCI Malaysia Index Fund			350,759		3,121,755
	iShares MSCI South Africa Fund			42,227		1,996,070
	iShares MSCI South Korea Index Fund			137,736		4,791,835
	iShares MSCI Taiwan Index Fund			183,310		1,849,598
	iShares S&P Latin America 40 Index Fund			217,242		7,546,987
	Market Vectors Russia ETF			439,941		9,185,968
	SPDR Barclays Capital High Yield Bond ETF			257,300		9,054,387
	SPDR S&P Emerging Middle East & Africa ETF			21,546		1,110,050
	Vanguard Emerging Markets ETF			398,780		12,689,180
						112,605,587
	Mutual Funds - 14.31%
	Fidelity China Region Fund			551,468		12,838,185
	Fidelity High Income Fund			4,508,331		32,820,648
	ING Russia Fund - Class A (d)			208,958		4,517,679
	Matthews China Fund			655,695		13,231,935
	Matthews India Fund			349,311		4,286,046
	Matthews Korea Fund (d)			978,196		3,188,918
	Northern High Yield Fixed Income Fund (d)			4,472,676		28,312,039
	T Rowe Price High Yield Fund			4,365,485		24,490,373
US Global Investors Funds: Eastern European Fund (a)(d)				1,300,824		8,715,520
	Vanguard High-Yield Corporate Fund			6,666,042		32,596,946
						164,998,289
TOTAL INVESTMENT COMPANIES (Cost $266,664,546)						$277,603,876

	EXCHANGE TRADED NOTES - 0.46%
	iPath MSCI India Index ETN (a)(c)			108,068		5,291,009
TOTAL EXCHANGE TRADED NOTES (Cost $6,946,892)						$5,291,009

	PRECIOUS METALS - 2.59%
	Leuthold Core, LTD. (a)			1		29,768,180
TOTAL PRECIOUS METALS (Cost $28,159,908)						$29,768,180

				Principal
				Amount		Value
	CORPORATE BONDS - 3.11%
	Capital Markets - 0.94%
	Morgan Stanley
	6.600%, 04/01/2012			$10,200,000		$10,799,311

	Consumer Finance - 0.56%
American Express Credit Corp. MTN Series C
	7.300%, 08/20/2013			6,274,000		6,523,134

	Diversified Financial Services - 1.61%
	Bank of America Corporation
	4.875%, 01/15/2013			$8,549,000		$8,446,156
	Merrill Lynch & Co. MTN Series C
	6.050%, 08/15/2012			10,069,000		10,095,612
						18,541,768
TOTAL CORPORATE BONDS (Cost $35,756,547)						$35,864,213

	FOREIGN GOVERNMENT BONDS - 6.38%
	Republic of Brazil (c)
	12.500%, 01/05/2022		BRL	129,944,000		73,609,512
TOTAL FOREIGN GOVERNMENT BONDS (Cost $74,314,216)						$73,609,512

				Shares		Value
	SHORT TERM INVESTMENTS - 3.11%
	Money Market Funds - 3.11%
Fidelity Institutional Money Market Fund - Government Portfolio
0..250% (b)				35,867,190		$35,867,190
TOTAL SHORT TERM INVESTMENTS (Cost 35,867,190)						$35,867,190
Total Investments (Cost $1,140,710,386) - 99.56%						$1,147,748,133
	Other Assets in Excess of Liabilities - 0.44%					5,108,105
	TOTAL NET ASSETS - 100.00%					$1,152,856,238

Percentages are stated as a percent of net assets.
BRL	Brazilian Real
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at June 30, 2009.
(c)	Foreign issued security.
(d)	A portion of this security is considered illiquid. The market value of these securities total $17,225,608, which represents 1.49% of total net assets.
(e)	Wholly owned exempted company incorporated in the Cayman Islands. Underlying holdings as of June 30, 2009 were as follows:
		Ounces	Value
	Gold	25,028	$ 23,383,660
	Silver	458,000	6,384,520
			$ 29,768,180

The cost basis of investments for federal income tax purposes at June 30, 2009, was as follows*:

	Leuthold Core Investment Fund
	Cost of investments				$ 1,140,710,386
	Gross unrealized appreciation				96,337,277
	Gross unrealized depreciation				(89,299,530)
	Net unrealized appreciation				$ 7,037,747

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	Summary of Fair Value Exposure at June 30, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

		Level 1	Level 2	Level 3	Total
	Common Stocks
	Airlines	$ 35,075,223	$ -	$ -	$ 35,075,223
	Auto Components	3,501,635	-	-	3,501,635
	Biotechnology	69,641,081	-	-	69,641,081
	Capital Markets	7,619,449	-	-	7,619,449
	Chemicals	2,396,821	-	-	2,396,821
	Commercial Banks	20,833,858	-	-	20,833,858
	Commercial Services & Supplies	13,943,998	-	-	13,943,998
	Communications Equipment	10,364,139	-	-	10,364,139
	Computers & Peripherals	28,335,132	-	-	28,335,132
	Construction & Engineering	8,771,289	-	-	8,771,289
	Construction Materials	4,526,153	-	-	4,526,153
	Diversified Consumer Services	23,933,476	-	-	23,933,476
	Diversified Financial Services	10,689,268	-	-	10,689,268
	Diversified Telecommunications
	Services	3,713,308	-	-	3,713,308
	Electrical Equipment	27,142,535	-	-	27,142,535
	Electronic Equipment,
	Instruments & Components	14,226,112	-	-	14,226,112
	Energy Equipment & Services	53,135,762	-	-	53,135,762
	Food Products	10,203,053	-	-	10,203,053
	Health Care Equipment &
	Supplies	6,003,397	-	-	6,003,397
	Independent Power Producers
	& Energy Traders	7,405,753	-	-	7,405,753
	Industrial Conglomerates	3,421,712	-	-	3,421,712
	Insurance	4,148,102	-	-	4,148,102
	Internet Software & Services	8,639,753	-	-	8,639,753
	Machinery	6,026,428	-	-	6,026,428
	Marine	3,318,688	-	-	3,318,688
	Media	1,470,791	-	-	1,470,791
	Multiline Retail	3,350,242	-	-	3,350,242
	Oil, Gas & Consumable Fuels	24,815,839	-	-	24,815,839
	Pharmaceuticals	35,441,436	-	-	35,441,436
	Real Estate Investment Trusts
	(REITs)	45,156,268	-	-	45,156,268
	Road & Rail	1,749,233	-	-	1,749,233
	Semiconductors &
	Semiconductor Equipment	8,872,918	-	-	8,872,918
	Software	94,903,137	-	-	94,903,137
	Specialty Retail	72,394,342	-	-	72,394,342
	Textiles, Apparel & Luxury
	Goods	5,432,368	-	-	5,432,368
	Transportation Infrastructure	4,692,808	-	-	4,692,808
	Wireless Telecommunication
	Services	4,448,646	-	-	4,448,646
	Total Common Stocks	689,744,153	-	-	689,744,153

	Exchange Traded Funds	112,605,587	-	-	112,605,587

	Mutual Funds	-	164,998,289	-	164,998,289

	Exchange Traded Notes	5,291,009	-	-	5,291,009
	Summary of Fair Value Exposure at June 30, 2009 (continued)

		Level 1	Level 2	Level 3	Total
	Physical Precious Metals	$ -	$ 29,768,180	$ -	$ 29,768,180

	Corporate Bonds	-	35,864,213	-	35,864,213

	Foreign Government Bonds	-	73,609,512	-	73,609,512

	Money Market Funds	35,867,190	-	-	35,867,190

	Total Investments in Securities	$ 843,507,939	$ 304,240,194	$ -	$ 1,147,748,133

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2009 (Unaudited)

			Shares		Value
COMMON STOCKS - 98.86%
Airlines - 6.26%
AMR Corp. (a)			182,288		$732,798
Continental Airlines, Inc. - Class B (a)			78,026		691,310
Delta Air Lines, Inc. (a)			126,023		729,673
					2,153,781
Auto Components - 0.62%
Exide Technologies (a)			57,000		212,610

Biotechnology - 11.94%
Acorda Therapeutics, Inc. (a)			11,782		332,135
Alkermes, Inc. (a)			30,874		334,057
Allos Therapeutics, Inc. (a)			9,393		77,868
Alnylam Pharmaceuticals, Inc. (a)			7,465		166,245
Celera Corp. (a)			12,120		92,476
Cubist Pharmaceuticals, Inc. (a)			26,536		486,405
Dendreon Corp. (a)			40,633		1,009,730
Genomic Health, Inc. (a)			2,277		39,460
Geron Corp. (a)			27,897		213,970
GTX, Inc. (a)			4,864		44,895
Halozyme Therapeutics, Inc. (a)			14,341		99,957
InterMune, Inc. (a)			7,962		121,022
Isis Pharmaceuticals, Inc. (a)			14,808		244,332
Martek Biosciences Corp.			9,183		194,220
Medarex, Inc. (a)			29,783		248,688
PDL BioPharma, Inc.			16,649		131,527
Rigel Pharmaceuticals, Inc. (a)			11,825		143,319
Seattle Genetics, Inc. (a)			13,335		129,616
					4,109,922
Capital Markets - 1.36%
Deutsche Bank AG (c)			7,652		466,772

Commercial Banks - 3.73%
Canadian Imperial Bank of Commerce (c)			6,916		346,284
HSBC Holdings PLC - ADR			7,587		316,909
PNC Financial Services Group, Inc.			7,572		293,869
Wells Fargo & Co.			13,525		328,117
					1,285,179
Commercial Services & Supplies - 2.46%
Clean Harbors, Inc. (a)			4,110		221,899
Tetra Tech, Inc. (a)			21,806		624,742
					846,641
Communications Equipment - 1.72%
Cisco Systems, Inc. (a)			25,203		469,784
QUALCOMM, Inc.			2,683		121,272
					591,056
Computers & Peripherals - 5.10%
Apple Computer, Inc. (a)			1,875		267,056
Hewlett-Packard Co.			15,809		611,018
International Business Machines Corp.			8,406		877,755
					1,755,829
Construction & Engineering - 0.85%
Abengoa SA (c)			13,150		$291,011

Diversified Consumer Services - 4.30%
American Public Education, Inc. (a)			3,187		126,237
Apollo Group, Inc. - Class A (a)			6,226		442,793
Corinthian Colleges, Inc. (a)			24,434		413,668
Grand Canyon Education, Inc. (a)			8,554		143,536
ITT Educational Services, Inc. (a)			3,523		354,625
					1,480,859
Diversified Financial Services - 1.91%
Citigroup, Inc.			92,715		275,363
JPMorgan Chase & Co.			11,216		382,578
					657,941
Electrical Equipment - 4.67%
Areva (c)			411		239,590
China High Speed Transmission (c)			181,000		360,596
First Solar, Inc. (a)			1,677		271,875
Gamesa Corp. (c)			17,150		325,038
Vestas Wind System (a)(c)			4,900		351,223
Woodward Governor Co.			2,977		58,945
					1,607,267
Electronic Equipment, Instruments & Components - 1.67%
Itron, Inc. (a)			7,465		411,098
Sunpower Corp. - Class A (a)			6,122		163,090
					574,188
Energy Equipment & Services - 9.41%
Atwood Oceanics, Inc. (a)			9,943		247,680
Diamond Offshore Drilling			4,699		390,252
Helmerich & Payne, Inc.			13,801		426,037
Nabors Industries Ltd. (a)(c)			22,371		348,540
Noble Corp. (c)			12,450		376,612
Pride International, Inc. (a)			22,485		563,474
Transocean Ltd. (a)(c)			11,933		886,503
					3,239,098
Independent Power Producers & Energy Traders - 1.31%
Ormat Technologies, Inc.			11,155		449,658

Internet Software & Services - 0.73%
Google, Inc. - Class A (a)			599		252,532

Oil, Gas & Consumable Fuels - 3.47%
Cameco Corp. (c)			6,333		162,125
Sunoco, Inc.			15,095		350,204
Tesoro Corp.			32,667		415,851
Valero Energy Corp.			15,852		267,740
					1,195,920
Pharmaceuticals - 6.35%
King Pharmaceuticals, Inc. (a)			14,174		136,495
Novartis AG - ADR			4,025		164,180
Roche Holding AG - ADR			28,341		962,248
Teva Pharmaceutical Industries Ltd. - ADR			12,235		603,675
Theravance, Inc. (a)			7,450		109,068
Viropharma, Inc. (a)			35,266		209,127
					2,184,793
Semiconductors & Semiconductor Equipment - 1.57%
Intel Corp.			32,583		539,249

Software - 16.69%
BMC Software, Inc. (a)			16,606		$561,117
CA, Inc.			18,000		313,740
Check Point Software Technologies (a)(c)			13,887		325,928
Micros Systems, Inc. (a)			20,170		510,704
Microsoft Corp.			27,341		649,896
Novell, Inc. (a)			88,901		402,721
Oracle Corp.			53,662		1,149,440
Quality Systems, Inc.			8,933		508,824
Red Hat, Inc. (a)			31,030		624,634
Sybase, Inc. (a)			15,390		482,323
Wind River Systems, Inc. (a)			18,829		215,780
					5,745,107
Specialty Retail - 12.74%
Advance Auto Parts			14,131		586,295
AutoNation, Inc. (a)			35,836		621,755
AutoZone, Inc. (a)			3,627		548,076
Group 1 Automotive, Inc.			13,545		352,441
Home Depot, Inc.			42,018		992,885
Lowe's Cos, Inc.			45,750		888,007
The Sherwin-Williams Co.			7,338		394,418
					4,383,877
TOTAL COMMON STOCKS (Cost $34,322,233)					$34,023,290

SHORT TERM INVESTMENTS - 1.24%
Money Market Funds - 1.24%
Fidelity Institutional Money Market Fund - Government Portfolio
0.250% (b)			425,374		425,374
TOTAL SHORT TERM INVESTMENTS (Cost $425,374)					$425,374
Total Investments (Cost $34,747,607) - 100.10%					$34,448,664
Liabilities in Excess of Other Assets - (0.10)%					(33,643)
TOTAL NET ASSETS - 100.00%					$34,415,021

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at June 30, 2009.
(c) Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2009, was as follows*:

Leuthold Select Industries Fund
Cost of investments				$ 34,747,607
Gross unrealized appreciation				3,383,869
Gross unrealized depreciation				(3,682,812)
Net unrealized depreciation				$ (298,943)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$ 2,153,781	$ -	$ -	$ 2,153,781
Auto Components	212,610	-	-	212,610
Biotechnology	4,109,922	-	-	4,109,922
Capital Markets	466,772	-	-	466,772
Commercial Banks	1,285,179	-	-	1,285,179
Commercial Services & Supplies	846,641	-	-	846,641
Communications Equipment	591,056	-	-	591,056
Computers & Peripherals	1,755,829	-	-	1,755,829
Construction & Engineering	291,011	-	-	291,011
Diversified Consumer Services	1,480,859	-	-	1,480,859
Diversified Financial Services	657,941	-	-	657,941
Electrical Equipment	1,607,267	-	-	1,607,267
Electronic Equipment,
Instruments & Components	574,188	-	-	574,188
Energy Equipment & Services	3,239,098	-	-	3,239,098
Independent Power Producers
& Energy Traders	449,658	-	-	449,658
Internet Software & Services	252,532	-	-	252,532
Oil, Gas & Consumable Fuels	1,195,920	-	-	1,195,920
Pharmaceuticals	2,184,793	-	-	2,184,793
Semiconductors &
Semiconductor Equipment	539,249	-	-	539,249
Software	5,745,107	-	-	5,745,107
Specialty Retail	4,383,877	-	-	4,383,877
Total Common Stocks	34,023,290	-	-	34,023,290

Money Market Funds	425,374	-	-	425,374

Total Investments in Securities	$ 34,448,664	$ -	$ -	$ 34,448,664

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title) /s/ Steven C. Leuthold
                                                 Steven C. Leuthold, President

Date   Aug. 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven C. Leuthold
                                                   Steven C. Leuthold, President

Date Aug. 26, 2009

By (Signature and Title)* /s/ David R. Cragg
                                                   David R. Cragg, Treasurer

Date               8/26/09

* Print the name and title of each signing officer under his or her signature.